13 Intangible assets (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ 2,828,691	R$ 2,762,088
BRAZIL
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,517,470	2,521,941
MEXICO
Disclosure of detailed information about intangible assets [line items]
Intangible assets	259,822	193,741
UNITED STATES
Disclosure of detailed information about intangible assets [line items]
Intangible assets	25,156	24,313
Germany
Disclosure of detailed information about intangible assets [line items]
Intangible assets	26,211	22,077
Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ 32	R$ 16